Reserve	6 Months Ended
Dec. 31, 2025
Reserve [Abstract]
Reserve
10.	Reserve

Capital reserve

Represents non-distributable reserve which arose from waiver of inter-company balances in prior years, net of merger reserve.

Foreign currency translation reserve

Represents exchange differences arising from the translation of the financial statements of foreign operations whose functional currencies are different from that the Company’s presentation currency. It also includes the exchange differences arising from monetary items which form part of the Company’s net investment in foreign operations, where the monetary item is denominated in currencies different from that of the Company’s presentation currency.